PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,714,403	R$ 1,801,186	R$ 1,644,061
Judicial deposit	895,901	814,444
Tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	813,732	747,647	647,610
Judicial deposit	652,236	585,988
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	512,979	662,052
Judicial deposit	114,724	92,411
Labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	387,692	391,487	R$ 411,417
Judicial deposit	R$ 128,941	R$ 136,045